Income Taxes - Reconciliation of Income Tax Expense by Applying Statutory U.S. Federal Income Tax Rate to Income Before Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax on the loss before income tax expense computed at the federal statutory rate of 34%	$ (4,717,063)	$ (1,260,190)
State tax (benefit) at statutory rate, net of federal benefit	(13,020)	43,265
Change in Valuation Allowance	1,578,347	779,869
Change in research and development credits	316,311	(71,856)
Change in fair value of warrants	2,960,766
Other	(125,341)	508,912
Income tax expense	$ 0	$ 0
Effective income tax rate	0.00%	0.00%